Vessels, Port Terminals and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2017
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2016	$2,529,488	$(708,387)	$1,821,101
Additions	3,212	(48,269)	(45,057)
Vessel impairment	(40,817)	27,624	(13,193)
Disposals	(8,865)	3,585	(5,280)
Write offs	(32)	18	(14)
Adjustment of purchase of leased asset	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance June 30, 2017	$2,615,100	$(725,429)	$1,889,671

Deposits for Vessels, Port Terminal and Other Fixed Assets Acquisitions
On February 11, 2014, Navios Logistics entered into an agreement, as amended on June 3, 2016, for the construction of three new pushboats with a purchase price of $7,344 for each pushboat. As of June 30, 2017 and December 31, 2016, Navios Logistics had paid $24,239 and $16,156, respectively, for the construction of the new pushboats which are expected to be delivered in the third quarter of 2017. Capitalized interest included in “Deposits for Vessels, Port Terminal and Other Fixed Assets” for the construction of the three new pushboats amounted to $2,563 and $1,934 as of June 30, 2017 and December 31, 2016, respectively.
Navios Logistics has signed a shipbuilding contract for the construction of a river and estuary tanker for a total consideration of $14,178 (€12,400). As of June 30, 2017, Navios Logistics had paid $2,880 (including supervision cost). Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of the vessel amounted to $44 as of June 30, 2017. The vessel is expected to be delivered in the first quarter of 2018.
During the second quarter of 2017, Navios Logistics completed the expansion of its dry port in Uruguay. As of June 30, 2017, $137,357 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $9,971. As of December 31, 2016, Navios Logistics had paid $120,735, for the expansion of its dry port in Uruguay. Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the expansion of dry port amounted to $6,862 as of December 31, 2016.
Vessel impairment loss
On June 16, 2017, Navios Holdings completed the sale to an unrelated third party of the Navios Ionian, a 2000 built Japanese dry bulk vessel of 52,067 dwt, for a total net sale price of $5,280 paid in cash. As of June 30, 2017, Navios Holdings total impairment loss recognized due to the sale amounted to $9,098 (including $551remaining carrying balance of dry dock and special survey costs).
On May 19, 2017, Navios Holdings agreed to sell to an unrelated third party the Navios Horizon, a 2001 built Japanese dry bulk vessel of 50,346 dwt, for a total net sale price of $6,548 to be paid in cash, whose delivery was expected in July 2017. As of June 30, 2017, Navios Holdings total impairment loss recognized due to the sale amounted to $5,141 (including $495 remaining carrying balance of dry dock and special survey costs). See also Note 15.
Vessel Acquisitions
On January 12, 2016, Navios Holdings took delivery of the Navios Sphera, a 2016-Japanese built 84,872 dwt Panamax vessel, and Navios Mars, a 2016-Japanese built 181,259 dwt Capesize vessel, for an acquisition cost of $34,352 and $55,458, respectively, of which $49,910 was paid in cash and $39,900 was financed through a loan. As of March 31, 2016, deposits of $29,695, relating to the acquisition of Navios Sphera and Navios Mars, had been transferred to vessels' cost.

Navios Logistics
On May 18, 2017, Navios Logistics acquired two product tankers, Ferni H (16,871 DWT) and San San H (16,871 DWT) for $11,239 which were previously leased with an obligation to purchase in 2020. Following the acquisition of the two product tankers, the remaining capital lease obligation was terminated and the carrying value of the tankers was adjusted for the difference between the purchase price and the carrying value. As of December 31, 2016, the obligations for these vessels were accounted for as capital leases and the lease payments during the year ended December 31, 2016 for both vessels were $3,032.
In February 2017, two fully depreciated self-propelled barges of Navios Logistics' fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale prices for the barges will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee's option at no cost at the end of the lease period. As of June 30, 2017, the current portion of the outstanding receivable amounted to $315 and is included in “Prepaid expenses and other current assets” and the non-current portion of the outstanding receivable amounted to $594 and is included in “Other long-term assets” in the consolidated balance sheet.